Trade Payables and Other Current Liabilities - Trade Payables and Other Current Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Total Trade payables	€ 6,008	€ 6,611
Other current liabilities
Social security	262	332
Payroll accruals	2,107	1,798
Onerous contracts - current liabilities	256	388	€ 300
Other current grant liabilities	879	1,096
Others	392	2,338
Total Other current liabilities	3,896	5,952
Total Trade payables and other current liabilities	€ 9,904	€ 12,563